Income Tax Expenses - Summary Of Profit Before Income Tax Differs From Using Standard Rate Of Income Tax Explanatory (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	24.00%	24.00%	24.00%